Fair Value - Additional Information (Detail) - JPY (¥)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Carrying amounts of other equity interests of which fair value is not readily determinable	¥ 208,000,000,000	¥ 207,000,000,000
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans held-for-sale	0	97
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans held-for-sale	99.6	100
Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans held-for-sale	77.6	99
Senior borrowings and bonds
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
The differences between the aggregate fair value and aggregate unpaid principal balance of the notes for which the fair value option has been elected	161,000,000,000	90,000,000,000
Net unrealized gains (losses) resulting from changes in fair values of the notes	¥ 54,000,000,000	38,000,000,000	¥ (10,000,000,000)
Investment funds
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Underlying assets, estimated remaining liquidation period	10 years
Long-term debt
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of liabilities transferred into Level 3	¥ 1,000,000,000	4,000,000,000
Fair value of liabilities transferred out of Level 3	2,000,000,000	6,000,000,000
Trading securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of assets transferred into Level 3	13,000,000,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	15,000,000,000	452,000,000,000
Available-for-sale securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	54,000,000,000
Fair value of liabilities transferred out of Level 3		693,000,000,000
Available-for-sale securities | Non Japanese Corporate Bonds [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	54,000,000,000	¥ 4,000,000,000
Other Investments [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	¥ 1,000,000,000